LEASE LIABILITIES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
LEASE LIABILITIES

19 LEASE LIABILITIES

During the year ended 31 March 2024, the Group entered into a lease that expires on 1 January 2027. The initial quarterly rent was 31,316 Euros ($34,580). The lease is adjusted annually by an indexation factor and has an annual break clause. The quarterly rent was adjusted and increased to 32,091 Euros ($34,905) from February 2024 and was further adjusted to 32,328 Euros ($33,917) from February 2025.

Changes in lease liability is as follows:

	At 31 March	At 31 March
	2025	2024
	USD	USD
At 1 April	365,356	-
Increase in lease liability	-	482,619
Interest expense (note 8)	17,236	18,328
Lease modification adjustment	(5,955)	(25,837)
Reduction in lease liability	(138,962)	(109,754)
	237,675	365,356

Classified in the consolidated statements of financial position as follows:

	At 31 March	At 31 March
	2025	2024
	USD	USD
Current	126,808	122,076
Non-current	110,867	243,280
	237,675	365,356

Maturity of lease liabilities is as follows:

	At 31 March	At 31 March
	2025	2024
	USD	USD
Not later than one year	135,670	139,619
Later than one year and not later than five years	113,058	255,969
	248,728	395,588
Finance costs	(11,053)	(30,232)
Present value of minimum lease payments	237,675	365,356

The lease commitments have been discounted to calculate a present value of commitments using a cost of capital rate of 5.25% (2024: 5.88%).